Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.7%

AUSTRALIA — 1.1%
BHP Group Ltd.	133,664	$4,149,754

BELGIUM — 1.4%
Anheuser-Busch InBev SA/NV	74,066	4,908,149

BRAZIL — 4.2%
B3 SA — Brasil Bolsa Balcao	1,356,400	2,674,108
MercadoLibre, Inc. *	4,213	8,644,907
Raia Drogasil SA	829,080	3,900,604
		15,219,619
CANADA — 2.7%
Canadian Pacific Kansas City Ltd.	49,807	4,259,807
Shopify, Inc., Class A *	69,978	5,608,037
		9,867,844
CHILE — 0.8%
Banco de Chile ADR	112,018	2,835,175

CHINA — 6.7%
Alibaba Group Holding Ltd.	169,656	2,254,522
Centre Testing International Group Co., Ltd., Class A	790,100	1,673,299
Contemporary Amperex Technology Co., Ltd., Class A	70,899	2,495,002
Kweichow Moutai Co., Ltd., Class A	6,700	1,644,003
Li Ning Co., Ltd.	605,000	1,487,419
Midea Group Co., Ltd., Class A	192,900	2,081,347
Prosus NV *	66,902	2,923,769
Silergy Corp.	166,000	2,444,684
Tencent Holdings Ltd.	102,600	5,705,062
Yifeng Pharmacy Chain Co., Ltd., Class A	473,300	1,708,909
		24,418,016
DENMARK — 1.5%
DSV A/S	26,046	5,360,529

FRANCE — 4.0%
Air Liquide SA	27,548	5,319,801
LVMH Moet Hennessy Louis Vuitton SE	6,608	5,067,517
Remy Cointreau SA	31,120	2,424,210
SOITEC *	18,914	1,894,403
		14,705,931
GERMANY — 1.0%
Nemetschek SE	36,009	3,742,772

HONG KONG — 4.1%
AIA Group Ltd.	540,000	4,715,743
Hong Kong Exchanges & Clearing Ltd.	94,200	3,848,104
Techtronic Industries Co., Ltd.	423,000	6,314,724
		14,878,571
INDIA — 3.2%
HDFC Bank Ltd.	147,274	3,033,009
MakeMyTrip Ltd. *	48,067	4,467,828
Reliance Industries Ltd.	125,047	4,399,524
		11,900,361

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
ITALY — 1.2%
Ryanair Holdings PLC ADR	96,695	$4,368,680

JAPAN — 14.5%
Cosmos Pharmaceutical Corp.	70,800	3,668,710
Keyence Corp.	9,400	4,505,065
LY Corp.	750,600	2,187,847
Murata Manufacturing Co., Ltd.	168,600	3,336,379
Nippon Paint Holdings Co., Ltd.	438,300	3,338,062
Olympus Corp.	320,400	6,090,581
Recruit Holdings Co., Ltd.	86,000	5,224,707
Shimano, Inc.	21,900	4,169,055
Shiseido Co., Ltd.	148,500	4,038,711
SMC Corp.	8,700	3,890,819
Sysmex Corp.	219,100	4,336,809
Tokyo Electron Ltd.	24,300	4,333,558
Unicharm Corp.	99,900	3,598,978
		52,719,281
MEXICO — 1.4%
Fomento Economico Mexicano SAB de CV ADR	29,774	2,938,992
Wal-Mart de Mexico SAB de CV	767,414	2,315,493
		5,254,485
NETHERLANDS — 8.0%
Adyen NV *	3,099	4,851,857
ASML Holding NV	11,740	9,766,044
EXOR NV	46,155	4,948,000
IMCD NV	28,358	4,926,209
Topicus.com, Inc.	49,275	4,649,692
		29,141,802
PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	199,578	3,918,907

SINGAPORE — 2.8%
United Overseas Bank Ltd.	401,399	10,019,710

SOUTH KOREA — 1.0%
Samsung Electronics Co., Ltd.	75,162	3,512,983

SWEDEN — 7.4%
Assa Abloy AB, B Shares	159,200	5,363,433
Atlas Copco AB, A Shares	64,753	1,254,940
Atlas Copco AB, B Shares	412,408	7,076,037
Epiroc AB, B Shares	229,427	4,350,576
Investor AB, B Shares	282,918	8,718,462
		26,763,448
SWITZERLAND — 4.8%
Cie Financiere Richemont SA	42,339	6,723,615
Lonza Group AG	10,542	6,689,781
Partners Group Holding AG	2,550	3,844,576
		17,257,972
TAIWAN — 6.3%
Chroma ATE, Inc.	175,000	2,054,666
Taiwan Semiconductor Manufacturing Co., Ltd.	686,000	20,685,749
		22,740,415

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM — 14.9%
Ashtead Group PLC	59,274	$4,592,598
Auto Trader Group PLC	741,170	8,616,237
Bunzl PLC	117,404	5,560,140
Burberry Group PLC	114,161	1,070,552
Games Workshop Group PLC	39,239	5,645,074
Greggs PLC	93,712	3,914,005
Intertek Group PLC	48,857	3,377,848
Rightmove PLC	468,299	3,871,183
Softcat PLC	113,588	2,356,890
Trainline PLC *	415,692	1,843,570
Unilever PLC	85,004	5,511,089
Weir Group PLC (The)	170,048	4,941,481
Wise PLC, Class A *	337,580	3,035,399
		54,336,066
UNITED STATES — 3.6%
Experian PLC	140,124	7,380,282
Mettler-Toledo International, Inc. *	2,018	3,026,395
Spotify Technology SA *	7,470	2,752,919
		13,159,596
Total Common Stocks
(cost $266,505,737)		355,180,066

PREFERRED STOCKS — 1.0%

GERMANY — 1.0%
Sartorius AG 0.29%	12,521	3,520,650

Total Preferred Stocks
(cost $1,351,865)		3,520,650

TOTAL INVESTMENTS — 98.7%
(cost $267,857,602)		$358,700,716
Other assets less liabilities — 1.3%		4,776,864
NET ASSETS — 100.0%		$363,477,580

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s Prospectus for Private Placement.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$65,556,208	$289,623,858	$—	$355,180,066
Preferred Stocks**	—	3,520,650	—	3,520,650
Total	$65,556,208	$293,144,508	$—	$358,700,716

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.